Significant Accounting Policies - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024	Apr. 16, 2021
Significant Accounting Policies [Line Items]
Amounts receivable from credit card issuers	$ 1,100	$ 800
Accounts receivable periods	30 days
Intangible assets	$ 3,200	3,000
Accumulated amortization of intangible assets	3,000	2,100
Foreign exchange gains (losses)	618	(2,428)	$ (224)
Asset impairment charges	200	4,600
Reimbursement of advertising cost	600	700	600
Advertising and marketing expense	$ 4,500	$ 4,600	$ 6,800
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	0	32,000
Common Class A [Member]
Significant Accounting Policies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	0.1	0.2	0.8
Computer Software, Intangible Asset [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
RMBG Retail Vancouver ULC [Member]
Significant Accounting Policies [Line Items]
Equity method investment ownership percentage				49.00%
FWI LLC [Member] | RMBG Retail Vancouver ULC [Member]
Significant Accounting Policies [Line Items]
Equity method investment ownership percentage				51.00%
Cost of Goods Sold [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)	$ (600)	$ (2,400)	$ (200)
Interest and Other Financial Costs [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)	$ (1,100)	$ (1,000)	$ 200
Maximum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	60 days
Consumer credit receivable charges	10.90%
Minimum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	10 days
Consumer credit receivable charges	0.00%
Minimum [Member] | Trademarks and Trade Names [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years